Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2020		$ 46.5	$ 2.0	$ 39.6	$ 1.5	$ 3.4
Equity
Net income (loss)		1.2			1.2
Dividends to Parent		(1.2)			(1.2)
Other comprehensive loss		(1.2)				(1.2)
Ending Balance at Dec. 31, 2021		45.3	2.0	39.6	1.5	2.2
Equity
Net income (loss)		(0.6)			(0.6)
Dividends to Parent	[1]	(30.0)		(28.9)	(1.1)
Other comprehensive loss		(2.9)				(2.9)
Ending Balance at Dec. 31, 2022		11.8	2.0	10.7	(0.2)	(0.7)
Equity
Net income (loss)		0.2			$ 0.2
Other comprehensive loss		0.1				0.1
Ending Balance at Dec. 31, 2023		$ 12.1	$ 2.0	$ 10.7		$ (0.6)

[1]	Dividends are required to be deducted from retained earnings available as of the dividend date and when depleted, deducted from additional paid-in capital and treated as a return of capital.